S-K 1602(c) Dilution	Aug. 31, 2026 USD ($) $ / shares shares
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Net Tangible Book Value Line Items
Net Tangible Book Value	$ 67,242,500
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	11,011,215
Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.69
Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.69
Initial Shareholders [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.0099	[1]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ 25,000	[1]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	2,527,778	[1]
Private Placement Shares [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 8.0000	[2]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ 2,217,500	[2]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	277,187	[2]
Public Shareholders [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 8.0000	[3]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ 65,000,000	[3]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	8,125,000	[3]
Representative Units [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares		[4]
Net Tangible Book Value Line Items
Net Tangible Book Value		[4]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	81,250	[4]
No Redemption [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.73
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.31
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.69
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.73
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.31
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.69
No Redemption [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (113,573)
Net Tangible Book Value, Adjusted	$ 62,652,177
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	11,011,215
No Redemption [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (113,573)
Net Tangible Book Value, Adjusted	$ 71,960,990
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	12,642,647
No Redemption [Member] | Overallotment Liability [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted
No Redemption [Member] | Overallotment Liability [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted
No Redemption [Member] | Founder Shares Before Modeled Forfeiture [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	2,906,944
No Redemption [Member] | Founder Shares Before Modeled Forfeiture [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	2,906,944
No Redemption [Member] | Founder Shares Forfeited if O/A is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(379,166)
No Redemption [Member] | Founder Shares Forfeited if O/A is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares
No Redemption [Member] | Ordinary Shares Offered Public Shares and Shares Underlying Public Rights [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	8,125,000
No Redemption [Member] | Ordinary Shares Offered Public Shares and Shares Underlying Public Rights [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	9,343,750
No Redemption [Member] | Private Placement Shares and Shares Underlying Private Rights [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	277,187
No Redemption [Member] | Private Placement Shares and Shares Underlying Private Rights [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	298,516
No Redemption [Member] | Representative Shares and Modeled Underlying Rights [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	81,250
No Redemption [Member] | Representative Shares and Modeled Underlying Rights [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	93,437
No Redemption [Member] | Public Shares Redeemed [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares
No Redemption [Member] | Public Shares Redeemed [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares
No Redemption [Member] | Net Proceeds From This Offering and The Sale of The Private Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	$ 65,925,000	[5]
No Redemption [Member] | Net Proceeds From This Offering and The Sale of The Private Units [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	75,723,750	[5]
No Redemption [Member] | Offering Costs Paid In Advance Excluded From Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	82,000
No Redemption [Member] | Offering Costs Paid In Advance Excluded From Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	82,000
No Redemption [Member] | Deferred Underwriting Commission [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	(3,266,250)	[6]
No Redemption [Member] | Deferred Underwriting Commission [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	(3,756,188)	[6]
No Redemption [Member] | Proceeds From Founder Shares [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	25,000
No Redemption [Member] | Proceeds From Founder Shares [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	25,000
No Redemption [Member] | Amount Paid For Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted		[7]
No Redemption [Member] | Amount Paid For Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted		[7]
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.15
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	9.89
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.11
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	9.89
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.18
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	9.87
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.13
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 9.87
Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (113,573)
Net Tangible Book Value, Adjusted	$ 593,427
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	4,511,215
Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (113,573)
Net Tangible Book Value, Adjusted	$ 593,427
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	5,167,647
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted
Redemption at 100 Percent of Maximum [Member] | Founder Shares Before Modeled Forfeiture [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	2,906,944
Redemption at 100 Percent of Maximum [Member] | Founder Shares Before Modeled Forfeiture [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	2,906,944
Redemption at 100 Percent of Maximum [Member] | Founder Shares Forfeited if O/A is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(379,166)
Redemption at 100 Percent of Maximum [Member] | Founder Shares Forfeited if O/A is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered Public Shares and Shares Underlying Public Rights [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	8,125,000
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered Public Shares and Shares Underlying Public Rights [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	9,343,750
Redemption at 100 Percent of Maximum [Member] | Private Placement Shares and Shares Underlying Private Rights [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	277,187
Redemption at 100 Percent of Maximum [Member] | Private Placement Shares and Shares Underlying Private Rights [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	298,516
Redemption at 100 Percent of Maximum [Member] | Representative Shares and Modeled Underlying Rights [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	81,250
Redemption at 100 Percent of Maximum [Member] | Representative Shares and Modeled Underlying Rights [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	93,437
Redemption at 100 Percent of Maximum [Member] | Public Shares Redeemed [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(6,500,000)
Redemption at 100 Percent of Maximum [Member] | Public Shares Redeemed [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(7,475,000)
Redemption at 100 Percent of Maximum [Member] | Net Proceeds From This Offering and The Sale of The Private Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	$ 65,925,000	[5]
Redemption at 100 Percent of Maximum [Member] | Net Proceeds From This Offering and The Sale of The Private Units [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	75,723,750	[5]
Redemption at 100 Percent of Maximum [Member] | Offering Costs Paid In Advance Excluded From Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	82,000
Redemption at 100 Percent of Maximum [Member] | Offering Costs Paid In Advance Excluded From Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	82,000
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commission [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted		[6]
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commission [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted		[6]
Redemption at 100 Percent of Maximum [Member] | Proceeds From Founder Shares [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	25,000
Redemption at 100 Percent of Maximum [Member] | Proceeds From Founder Shares [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	25,000
Redemption at 100 Percent of Maximum [Member] | Amount Paid For Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	(65,325,000)	[7]
Redemption at 100 Percent of Maximum [Member] | Amount Paid For Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	$ (75,123,750)	[7]
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.06
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.98
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.02
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	4.98
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.07
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.98
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.02
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 4.98
Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (113,573)
Net Tangible Book Value, Adjusted	$ 47,137,490
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	9,386,215
Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (113,573)
Net Tangible Book Value, Adjusted	$ 54,119,099
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	10,773,897
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted
Redemption at 25 Percent of Maximum [Member] | Founder Shares Before Modeled Forfeiture [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	2,906,944
Redemption at 25 Percent of Maximum [Member] | Founder Shares Before Modeled Forfeiture [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	2,906,944
Redemption at 25 Percent of Maximum [Member] | Founder Shares Forfeited if O/A is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(379,166)
Redemption at 25 Percent of Maximum [Member] | Founder Shares Forfeited if O/A is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered Public Shares and Shares Underlying Public Rights [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	8,125,000
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered Public Shares and Shares Underlying Public Rights [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	9,343,750
Redemption at 25 Percent of Maximum [Member] | Private Placement Shares and Shares Underlying Private Rights [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	277,187
Redemption at 25 Percent of Maximum [Member] | Private Placement Shares and Shares Underlying Private Rights [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	298,516
Redemption at 25 Percent of Maximum [Member] | Representative Shares and Modeled Underlying Rights [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	81,250
Redemption at 25 Percent of Maximum [Member] | Representative Shares and Modeled Underlying Rights [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	93,437
Redemption at 25 Percent of Maximum [Member] | Public Shares Redeemed [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(1,625,000)
Redemption at 25 Percent of Maximum [Member] | Public Shares Redeemed [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(1,868,750)
Redemption at 25 Percent of Maximum [Member] | Net Proceeds From This Offering and The Sale of The Private Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	$ 65,925,000	[5]
Redemption at 25 Percent of Maximum [Member] | Net Proceeds From This Offering and The Sale of The Private Units [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	75,723,750	[5]
Redemption at 25 Percent of Maximum [Member] | Offering Costs Paid In Advance Excluded From Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	82,000
Redemption at 25 Percent of Maximum [Member] | Offering Costs Paid In Advance Excluded From Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	82,000
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commission [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	(2,449,688)	[6]
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commission [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	(2,817,141)	[6]
Redemption at 25 Percent of Maximum [Member] | Proceeds From Founder Shares [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	25,000
Redemption at 25 Percent of Maximum [Member] | Proceeds From Founder Shares [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	25,000
Redemption at 25 Percent of Maximum [Member] | Amount Paid For Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	(16,331,250)	[7]
Redemption at 25 Percent of Maximum [Member] | Amount Paid For Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	$ (18,780,938)	[7]
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.11
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.93
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.07
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	5.93
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.12
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.93
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.07
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 5.93
Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (113,573)
Net Tangible Book Value, Adjusted	$ 31,622,802
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	7,761,215
Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (113,573)
Net Tangible Book Value, Adjusted	$ 36,277,208
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	8,905,147
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted
Redemption at 50 Percent of Maximum [Member] | Founder Shares Before Modeled Forfeiture [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	2,906,944
Redemption at 50 Percent of Maximum [Member] | Founder Shares Before Modeled Forfeiture [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	2,906,944
Redemption at 50 Percent of Maximum [Member] | Founder Shares Forfeited if O/A is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(379,166)
Redemption at 50 Percent of Maximum [Member] | Founder Shares Forfeited if O/A is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered Public Shares and Shares Underlying Public Rights [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	8,125,000
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered Public Shares and Shares Underlying Public Rights [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	9,343,750
Redemption at 50 Percent of Maximum [Member] | Private Placement Shares and Shares Underlying Private Rights [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	277,187
Redemption at 50 Percent of Maximum [Member] | Private Placement Shares and Shares Underlying Private Rights [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	298,516
Redemption at 50 Percent of Maximum [Member] | Representative Shares and Modeled Underlying Rights [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	81,250
Redemption at 50 Percent of Maximum [Member] | Representative Shares and Modeled Underlying Rights [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	93,437
Redemption at 50 Percent of Maximum [Member] | Public Shares Redeemed [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(3,250,000)
Redemption at 50 Percent of Maximum [Member] | Public Shares Redeemed [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(3,737,500)
Redemption at 50 Percent of Maximum [Member] | Net Proceeds From This Offering and The Sale of The Private Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	$ 65,925,000	[5]
Redemption at 50 Percent of Maximum [Member] | Net Proceeds From This Offering and The Sale of The Private Units [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	75,723,750	[5]
Redemption at 50 Percent of Maximum [Member] | Offering Costs Paid In Advance Excluded From Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	82,000
Redemption at 50 Percent of Maximum [Member] | Offering Costs Paid In Advance Excluded From Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	82,000
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commission [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	(1,633,125)	[6]
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commission [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	(1,878,094)	[6]
Redemption at 50 Percent of Maximum [Member] | Proceeds From Founder Shares [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	25,000
Redemption at 50 Percent of Maximum [Member] | Proceeds From Founder Shares [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	25,000
Redemption at 50 Percent of Maximum [Member] | Amount Paid For Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	(32,662,500)	[7]
Redemption at 50 Percent of Maximum [Member] | Amount Paid For Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	$ (37,561,875)	[7]
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	2.66
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	7.38
Net Tangible Book Value, Adjusted, per Share | $ / shares	2.62
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	7.38
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	2.67
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	7.37
Net Tangible Book Value, Adjusted, per Share | $ / shares	2.63
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 7.37
Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (113,573)
Net Tangible Book Value, Adjusted	$ 16,108,115
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	6,136,215
Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (113,573)
Net Tangible Book Value, Adjusted	$ 18,435,318
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	7,036,397
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted
Redemption at 75 Percent of Maximum [Member] | Founder Shares Before Modeled Forfeiture [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	2,906,944
Redemption at 75 Percent of Maximum [Member] | Founder Shares Before Modeled Forfeiture [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	2,906,944
Redemption at 75 Percent of Maximum [Member] | Founder Shares Forfeited if O/A is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(379,166)
Redemption at 75 Percent of Maximum [Member] | Founder Shares Forfeited if O/A is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered Public Shares and Shares Underlying Public Rights [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	8,125,000
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered Public Shares and Shares Underlying Public Rights [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	9,343,750
Redemption at 75 Percent of Maximum [Member] | Private Placement Shares and Shares Underlying Private Rights [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	277,187
Redemption at 75 Percent of Maximum [Member] | Private Placement Shares and Shares Underlying Private Rights [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	298,516
Redemption at 75 Percent of Maximum [Member] | Representative Shares and Modeled Underlying Rights [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	81,250
Redemption at 75 Percent of Maximum [Member] | Representative Shares and Modeled Underlying Rights [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	93,437
Redemption at 75 Percent of Maximum [Member] | Public Shares Redeemed [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(4,875,000)
Redemption at 75 Percent of Maximum [Member] | Public Shares Redeemed [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(5,606,250)
Redemption at 75 Percent of Maximum [Member] | Net Proceeds From This Offering and The Sale of The Private Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	$ 65,925,000	[5]
Redemption at 75 Percent of Maximum [Member] | Net Proceeds From This Offering and The Sale of The Private Units [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	75,723,750	[5]
Redemption at 75 Percent of Maximum [Member] | Offering Costs Paid In Advance Excluded From Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	82,000
Redemption at 75 Percent of Maximum [Member] | Offering Costs Paid In Advance Excluded From Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	82,000
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commission [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	(816,563)	[6]
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commission [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	(939,047)	[6]
Redemption at 75 Percent of Maximum [Member] | Proceeds From Founder Shares [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	25,000
Redemption at 75 Percent of Maximum [Member] | Proceeds From Founder Shares [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	25,000
Redemption at 75 Percent of Maximum [Member] | Amount Paid For Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	(48,993,750)	[7]
Redemption at 75 Percent of Maximum [Member] | Amount Paid For Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted	$ (56,342,813)	[7]

[1]	Assumes the full surrender and forfeiture of 379,166 founder shares and no exercise of the underwriters’ over-allotment option.
[2]	Includes the issuance of an additional 55,437 shares underlying the rights contained in the private units and no exercise of the underwriters’ over-allotment option.
[3]	Includes the issuance of an additional 1,625,000 shares underlying the rights contained in the public units and no exercise of the underwriters’ over-allotment option.
[4]	Includes the issuance of an additional 16,250 shares underlying the rights contained in the Representative Units and no exercise of the underwriters’ over-allotment option.
[5]	Net proceeds from this offering and the sale of the private units are presented after deducting underwriting commissions of $812,500 (or $934,375 if the underwriters’ over-allotment option is exercised in full) and estimated offering expenses of approximately $480,000. See “Use of Proceeds.”
[6]	Represents the value of 45-day over-allotment option from the date of this prospectus granted to the underwriters to purchase an aggregate of up to 975,000 additional units at the initial public offering price less the underwriting commissions. The underwriters’ over-allotment option is deemed to be a freestanding financial instrument indexed on the shares subject to redemption and will be accounted for as a liability pursuant to ASC 480 if not fully exercised at the time of the initial public offering. The table above assumes that the option has either been fully exercised or has expired with no exercise to purchase additional shares, thus the value of over-allotment liability in both scenario is $0. We will pay the Representative deferred underwriting commissions in cash in an amount of 5.0% of the remaining amount held in the trust account following all properly submitted shareholder redemption in connection with the consummation of the initial Business Combination and immediately prior to the closing of the initial business combination.
[7]	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our initial shareholders, advisors or their affiliates may purchase shares, public warrants or public rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business - Permitted Purchases and other Transactions with Respect to Our Securities.”